Unaudited Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Water disposal revenue	$ 3,683,862	$ 2,554,180	$ 11,595,059	$ 8,723,244
Transportation revenue	3,434,494	1,614,317	9,564,522	6,722,055
MAG Tank™ revenue	800,000	0	1,854,750
Skim oil revenue	340,219	153,332
Storage rental revenue and other	219,962	404,420	2,723,126	1,492,673
Total revenues	8,478,537	4,726,249	25,737,457	16,937,972
Operating Costs and Expenses [Abstract]
Cost of goods and services provided	6,029,635	3,205,603	18,725,258	9,421,990
Depreciation and accretion expense	763,984	716,884	2,884,286	1,741,737
Impairment of asset value, biomass project	369,409	416,923		15,873,013
Stock based compensation	369,409	416,923	1,142,066	4,367,604
Selling, general and administrative	2,081,110	1,818,887	7,744,912	5,633,042
Total costs and expenses	9,244,138	6,158,297	30,496,522	37,037,386
OPERATING LOSS	(765,601)	(1,432,048)	(4,759,065)	(20,099,414)
OtherIncomeExpenseAbstract
Interest and other income	10,280	502	143,955	15,317
Interest, amortization and other expense	(446,951)	(228,922)	(1,011,547)	(973,262)
Gain (Loss) on sale of assets	(56,228)	0	2,205,047	3,000
Gain on settlements of payables			951,507	403,011
Gain on debt extinguishment				204,501
Unrealized gain (loss) on convertible securities				23,857
Total other income / expense	(492,899)	(228,420)	2,288,962	(323,576)
Net loss before taxes	(1,258,500)	(1,660,468)	(2,470,103)	(20,422,990)
Income tax expense	0	0	7,000	5,000
Loss from continuing operations (Note 4)	(1,258,500)	(1,660,468)	(2,477,103)	(20,427,990)
Income (loss) from discontinued operations	(129,694)	(5,800,639)	(7,445,397)	2,835,821
Net Loss	(1,388,194)	(7,461,107)	(9,922,500)	(17,592,169)
Preferred stock dividends	(1,249,999)	(1,026,647)	(4,587,285)	(1,926,723)
Gain on Series A Preferred Stock conversion				923,565
Deemed dividend on Series B Preferred Stock conversion				(2,573,025)
Net loss to common stockholders	$ (2,638,193)	$ (8,487,754)	$ (14,509,785)	$ (21,168,352)
Weighted average shares outstanding, basic and diluted (in Shares)	33,796,389	33,358,489	33,567,431	29,082,343
Net loss per share from continuing operations, basic & diluted (in Dollars per share)	$ (0.08)	$ (0.08)	$ (0.21)	$ (0.83)
Net earnings (loss) per share from discontinued operations, basic & diluted (in Dollars per share)	$ 0.00	$ (0.17)	$ (0.22)	$ 0.1
Net loss per share, basic & diluted (in Dollars per share)	$ (0.08)	$ (0.25)	$ (0.43)	$ (0.73)